Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 17,003	$ 12,133
Marketable securities and short term investments	10,773	14,224
Accounts receivable:
Trade,(net of provision for doubtful accounts of $8,654 and $7,580 as of June 30, 2013 and December 31, 2012, respectively)	21,214	20,898
Other	1,479	1,054
Deferred taxes	2,482	2,146
Prepaid expenses	2,614	2,445
Total current assets	55,565	52,900
Long-term prepaid expenses	3,052	2,924
Long- term land lease prepaid expenses	7,518	7,563
Assets held for employees severance payments	2,002	1,845
Fixed assets, net	45,178	42,671
Goodwill	4,892	4,892
Intangible assets, at cost, less accumulated amortization	360	472
Total assets	118,567	113,267
Current liabilities
Trade	12,756	9,816
Other	4,581	5,322
Deferred income	9,990	9,398
Total current liabilities	27,327	24,536
Long-term liabilities
Deferred income	7,416	6,257
Liability in respect of employee severance payments and others	2,414	2,323
Deferred taxes	2,583	2,200
Total long-term liabilities	12,413	10,780
Total liabilities	39,740	35,316
Shareholders' equity
Ordinary share NIS 0.01 par value each (20,000,000 authorized as of June 30, 2013 and December 31, 2012, 17,346,561 shares issued and fully paid as of June 30, 2013 and December 31, 2012)	40	40
Additional paid in capital	53,592	53,312
Retained earnings	24,760	24,231
Accumulated other comprehensive gain	435	368
Total shareholders' equity	78,827	77,951
Total liabilities and shareholders' equity	$ 118,567	$ 113,267